Contingencies (Details)			12 Months Ended
	Oct. 14, 2020 USD ($)	Oct. 14, 2020 CNY (¥)	Dec. 31, 2020	Aug. 25, 2020 USD ($)	Aug. 25, 2020 CNY (¥)
Contingencies (Details) [Line Items]
Unpaid construction fees				$ 2,718,000	¥ 17,740,000
Maturing claim amount	$ 2,718,000	¥ 17,740,000
Weihai Commercial Bank [Member]
Contingencies (Details) [Line Items]
Guarantee contract, description			The Company provided two guarantees for the loans borrowed by Yantai Runtai Medical Co., Ltd. from Weihai Commercial Bank in the amount of approximately $782,607 (RMB 5,000,000) and $737,800 (RMB 5,000,000) for the period from June 7, 2018 and May 9, 2020 until two years after the due dates of the loans, respectively.
Shanghai Pudong Development Bank [Member]
Contingencies (Details) [Line Items]
Guarantee contract, description			The Company provided a guarantee for a loan borrowed by Jincai from Shanghai Pudong Development Bank in the amount of approximately $14,427,932 (RMB 100,000,000) for a period from March 9, 2020 until two years after the due date of the loan.